Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 158,738	$ 20,429
Restricted cash	9,592	0
Marketable securities	297	441
Grants and accounts receivables, net	3,833	2,211
Income tax receivable	526	1,715
Prepaid expenses and other, net	6,578	4,904
Total current assets	179,564	29,700
Property and equipment, net	24,384	19,345
Intangibles, net	66,283	71,013
Goodwill	38,298	38,298
Cost method investments	237,008	237,008
Equity method investments	27,980	32,999
Restricted cash	45,000	0
Other, net	5,570	3,250
Total assets	624,087	431,613
Current liabilities:
Accounts payable	13,817	9,911
Accrued payroll and related	10,236	4,485
Accrued expenses	13,403	7,274
Current portion of deferred revenue	2,703	3,864
Current portion of deferred rent	0	212
Acquisition consideration payable	11,312	53,209
Current portion of debt	10,150	0
Total current liabilities	61,621	78,955
Long-term debt, net of discount	223,136	5,211
Deferred tax liabilities, net	9,416	15,535
Deferred revenue	116,274	119,287
Deferred rent and other	6,140	6,015
Total liabilities	416,587	225,003
Commitments and contingencies
Equity:
Preferred stock, $0.0001 par value; 100,000,000 shares authorized and no shares issued or outstanding	0	0
Common stock, $0.0001 par value; 750,000,000 shares authorized and 122,280,092 and 82,903,567 shares issued and outstanding at December 31, 2018 and 2017, respectively	13	9
Additional paid-in capital	626,658	413,901
Accumulated other comprehensive income	15	242
Accumulated deficit	(367,750)	(165,120)
Treasury stock, 7,568,182 shares and 7,568,182 shares at cost at December 31, 2018 and 2017, respectively	(49,464)	(49,464)
Total Sorrento Therapeutics, Inc. stockholders' equity	209,472	199,568
Noncontrolling interests	(1,972)	7,042
Total equity	207,500	206,610
Total liabilities and equity	$ 624,087	$ 431,613